Annual Fund Operating Expenses - Class I R Shares - Alger Capital Appreciation Institutional Fund - IR	Mar. 01, 2021
Class I
Operating Expenses:
Advisory Fees	0.73%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.15%
Shareholder Servicing Fees	0.25%
Total Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.13%
Class R
Operating Expenses:
Advisory Fees	0.73%	[1]
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.10%
Shareholder Servicing Fees	0.25%
Total Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.58%

[1]	The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $2 billion is .81%, for assets between $2 billion and $3 billion is .65%, for assets between $3 billion and $4 billion is .60%, for assets between $4 billion and $5 billion is .55%, and for assets in excess of $5 billion is .45%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2020 was .73%.